Parent Only Financial Statements (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash	$ 304,955	$ 663,078	$ 2,117,731	$ 2,005,727
Restricted cash		236,400
Loan receivable from CNM
Total current assets	304,955	1,115,548
TOTAL ASSETS	304,955	1,118,429
CURRENT LIABILITIES
Other payable	935,038	700,563
Total current liabilities	2,304,751	2,243,605
COMMON STOCK SUBJECT TO REPURCHASE		(236,400)
TOTAL LIABILITIES	2,304,751	2,480,005
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2014 and 2013; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2014, and 83,109,978 shares issued at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(30,155,935)	(29,636,787)
Accumulated other comprehensive income	941,006	1,060,078
Total shareholders' equity	(1,999,796)	(1,361,576)	143,678	6,121,148
Non-controlling interest	1,079,563	1,079,563
Total equity	(3,079,359)	(2,441,139)
TOTAL LIABILITIES AND EQUITY	304,955	1,118,429
Parent [Member]
CURRENT ASSETS
Cash		104
Restricted cash		236,400
Loan receivable from CNM	2,791,304	2,791,304
Total current assets	2,791,304	3,027,808
Investment in subsidiaries
TOTAL ASSETS	2,791,304	3,027,808
CURRENT LIABILITIES
Other payable	935,038	700,563
Total current liabilities	935,038	700,563
COMMON STOCK SUBJECT TO REPURCHASE		236,400
TOTAL LIABILITIES	935,038	936,963
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2014 and 2013; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2014, and 83,109,978 shares issued at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(24,469,652)	(24,235,073)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	1,856,266	2,090,845
Non-controlling interest
Total equity	1,856,266	2,090,845
TOTAL LIABILITIES AND EQUITY	$ 2,791,304	$ 3,027,808